Tax situation - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 14, 2019
Disclosure of Income Tax [Line Items]
Income tax expenses	S/ 36,361,000	S/ 37,880,000
Over the taxable income	29.50%	29.50%	29.50%
Event Triggering Taxation Indirect Sale Assumption [member]
Disclosure of Income Tax [Line Items]
Number of shares disposed or to be disposed minimum	40,000
Deduction Of Loan Write Offs Without Substantive Evidence [member]
Disclosure of Income Tax [Line Items]
Income tax liability and other possible contingencies				S/ 50,000,000
Tax Treatment For Interest In Suspense Account [member] | Tax contingent liability [member]
Disclosure of Income Tax [Line Items]
Income tax liability and other possible contingencies	S/ 303,000,000
Fines and interest arrears payable	34,000,000
Partial Income Tax Audit For Non Domiciled Entities [member] | Seguros Sura [member]
Disclosure of Income Tax [Line Items]
Provision for contingency	S/ 19,000,000
Year Two Thousand And Twenty One And Thereafter [member] | Criteria For Interest Expense Deduction [member]
Disclosure of Income Tax [Line Items]
Interest expense as a percentage of earnings before interest tax depreciation and amortisation	30.00%